FINANCIAL INSTRUMENTS - Changes In Level 3 Items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in fair value measurement, liabilities [abstract]
Liabilities	$ (249,371)
Liabilities	(308,547)	$ (249,371)
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	656,349
Financial assets at end of period	641,959	656,349
Level 3 of fair value hierarchy | Stream Agreement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Liabilities	0	0
Initial recognition		(853)
Principal repayment		11
Disposals		897
Fair value adjustments	0	(55)
Liabilities	0	0
Level 3 of fair value hierarchy | Deferred consideration
Reconciliation of changes in fair value measurement, liabilities [abstract]
Liabilities	(42,543)	0
Initial recognition		(41,895)
Principal repayment		0
Disposals		0
Fair value adjustments	(3,262)	(648)
Liabilities	(45,805)	(42,543)
Level 3 of fair value hierarchy | Orion | Conversion and change of control rights
Reconciliation of changes in fair value measurement, liabilities [abstract]
Liabilities	(18,534)	0
Initial recognition		(13,599)
Principal repayment		0
Disposals		0
Fair value adjustments	(8,495)	(4,935)
Liabilities	(27,029)	(18,534)
Level 3 of fair value hierarchy | Sprott | Conversion and change of control rights
Reconciliation of changes in fair value measurement, liabilities [abstract]
Liabilities	(3,895)	0
Initial recognition		(2,733)
Principal repayment		0
Disposals		0
Fair value adjustments	(1,404)	(1,162)
Liabilities	(5,299)	(3,895)
Level 3 of fair value hierarchy | Trident | Lookback option
Reconciliation of changes in fair value measurement, liabilities [abstract]
Liabilities	(730)	0
Initial recognition		(577)
Principal repayment		0
Disposals		0
Fair value adjustments	0	(153)
Liabilities	(730)	(730)
Silver Purchase Agreement - silver price derivative | Level 3 of fair value hierarchy | Orion
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	0
Fair value adjustments	1,898
Financial assets at end of period		0
Gold Prepay Agreement - gold price derivative | Level 3 of fair value hierarchy | Orion
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	0
Fair value adjustments	$ 2,916
Financial assets at end of period		$ 0